Financial instruments - Fair value liabilities, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 1,285,583	$ 930,166
Financial assets measured at fair value | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	$ 3,371	$ 10